Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Cash Flows From Operating Activities:
Net income	$ 45.6	$ 19.2	$ 58.8		$ 134.6		$ 150.7
(Income) loss from discontinued operations, net of income taxes	0.8	0.6	(1.0)		6.7		6.3
Income from continuing operations	46.4	19.8	57.8		141.3		157.0
Adjustments to reconcile net cash provided by operating activities:
Depreciation and amortization	35.1	33.7	139.6	[1]	130.9	[1]	119.8	[1]
Share-based compensation	3.3	3.5	16.2		10.7		10.3
Deferred income taxes	15.0	1.6	(9.0)		9.0		36.4
Other non-cash items	(3.8)	(1.1)	10.3		(10.7)		(11.4)
Changes in assets and liabilities, net of the effects of acquisitions:
Accounts receivable, net	4.9	(2.6)	(181.2)		(6.8)		0.7
Inventories	(33.2)	(41.7)	27.7		(62.8)		12.2
Accounts payable	21.3	0	7.2		(8.3)		4.6
Income taxes	(8.3)	12.1	60.7		79.4		36.0
Accrued and other liabilities	(66.4)	(83.4)	22.6		(38.7)		(3.5)
Other	7.8	(0.9)	(16.0)		11.8		8.1
Net cash provided by (used in) operating activities	22.1	(59.0)	135.9		255.8		370.2
Cash Flows From Investing Activities:
Capital expenditures	(21.7)	(42.8)	(147.9)		(144.2)		(120.4)
Acquisition, net of cash acquired	0	(88.1)	(88.1)		0		0
Purchase of product rights			0		(13.2)		0
Restricted cash	4.1	0.5
Other	5.0	0.2	1.3		5.2		7.8
Net cash (used in) investing activities	(12.6)	(130.2)	(234.7)		(152.2)		(112.6)
Cash Flows From Financing Activities:
Issuance of external debt			898.1		0		0
Repayment of capital leases	(0.3)	(0.3)	(1.3)		(1.3)		(1.3)
Debt financing costs			(12.0)		0		0
Excess tax benefit from share-based compensation	1.3	1.9	3.4		1.7		1.8
Net transfers to parent	0	187.6	(515.9)		(104.0)		(258.1)
Proceeds from exercise of share options	4.2	0	0.6		0		0
Repurchase of shares	(0.9)	0
Other	(0.1)	0	0.1		0		0
Net cash provided by (used in) financing activities	4.2	189.2	373.0		(103.6)		(257.6)
Effect of currency rate changes on cash	(1.4)	0	1.3		0		0
Net increase in cash and cash equivalents	12.3	0	275.5		0		0
Cash and cash equivalents at beginning of period	275.5	0	0		0		0
Cash and cash equivalents at end of period	287.8	0	275.5		0		0
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest, net			0.8		0.6		0.6
Cash paid for income taxes, net			$ 15.0		$ 4.9		$ 11.6

[1]	Depreciation for certain shared facilities is allocated based on occupancy percentage.